Investments - Gross Unrealized Losses for Fixed Maturities (Details) $ in Millions	Dec. 31, 2023 USD ($) security	Dec. 31, 2022 USD ($) security
Gross Unrealized Losses for Fixed Maturities
Fixed maturities, Less than twelve months, Fair value	$ 5,836.0	$ 44,857.0
Fixed maturities, Less than twelve months, Gross unrealized losses	140.5	6,096.3
Fixed maturities, Greater than or equal to twelve months, Fair value	40,717.9	8,496.1
Fixed maturities, Greater than or equal to twelve months, Gross unrealized losses	5,576.6	1,645.1
Fixed maturities, Total, Fair value	46,553.9	53,353.1
Fixed maturities, Total, Gross unrealized losses	$ 5,717.1	$ 7,741.4
Available-for-sale Securities, Continuous Unrealized Loss Position, Qualitative Disclosure
Available-for-sale Securities in Unrealized Loss Positions, Qualitative Disclosure, Percent Investment Grade (as a percent)	94.00%	94.00%
Available-for-sale Securities in Unrealized Loss Positions, Qualitative Disclosure, Average Price (percent of carrying value to amortized cost)	89.00%	87.00%
Available-for-sale Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less Than Twelve Months | security	983	7,589
Available-for-sale Securities in Unrealized Loss Positions, Average Price, Less Than Twelve Months (percent of carrying value to amortized cost)	98.00%	88.00%
Available-for-sale Securities in Unrealized Loss Positions, Percent Investment Grade, Less Than Twelve Months (as a percent)	91.00%	95.00%
Available-for-sale Securities in Unrealized Loss Position, Aggregate Losses On Investment Grade Investments, Less Than Twelve Months	$ 131.2	$ 5,920.4
Available-for-sale Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Twelve Months or Longer | security	7,042	1,654
Available-for-sale Securities in Unrealized Loss Positions, Average Price, Twelve Months or Longer (percent of carrying value to amortized cost)	88.00%	84.00%
U.S. government and agencies
Gross Unrealized Losses for Fixed Maturities
Fixed maturities, Less than twelve months, Fair value	$ 315.3	$ 1,505.5
Fixed maturities, Less than twelve months, Gross unrealized losses	3.1	207.0
Fixed maturities, Greater than or equal to twelve months, Fair value	974.2	180.4
Fixed maturities, Greater than or equal to twelve months, Gross unrealized losses	230.5	41.8
Fixed maturities, Total, Fair value	1,289.5	1,685.9
Fixed maturities, Total, Gross unrealized losses	233.6	248.8
Non-U.S. governments
Gross Unrealized Losses for Fixed Maturities
Fixed maturities, Less than twelve months, Fair value	41.9	373.0
Fixed maturities, Less than twelve months, Gross unrealized losses	1.7	56.7
Fixed maturities, Greater than or equal to twelve months, Fair value	307.9	19.9
Fixed maturities, Greater than or equal to twelve months, Gross unrealized losses	57.5	7.1
Fixed maturities, Total, Fair value	349.8	392.9
Fixed maturities, Total, Gross unrealized losses	59.2	63.8
States and political subdivisions
Gross Unrealized Losses for Fixed Maturities
Fixed maturities, Less than twelve months, Fair value	596.6	5,243.6
Fixed maturities, Less than twelve months, Gross unrealized losses	19.0	999.7
Fixed maturities, Greater than or equal to twelve months, Fair value	5,011.7	387.8
Fixed maturities, Greater than or equal to twelve months, Gross unrealized losses	906.9	126.9
Fixed maturities, Total, Fair value	5,608.3	5,631.4
Fixed maturities, Total, Gross unrealized losses	$ 925.9	$ 1,126.6
Available-for-sale Securities, Continuous Unrealized Loss Position, Qualitative Disclosure
Available-for-sale Securities in Unrealized Loss Positions, Average Price, Twelve Months or Longer (percent of carrying value to amortized cost)	85.00%	75.00%
Corporate debt securities
Gross Unrealized Losses for Fixed Maturities
Fixed maturities, Less than twelve months, Fair value	$ 2,540.5	$ 26,668.2
Fixed maturities, Less than twelve months, Gross unrealized losses	89.7	3,875.1
Fixed maturities, Greater than or equal to twelve months, Fair value	22,305.9	2,625.4
Fixed maturities, Greater than or equal to twelve months, Gross unrealized losses	2,968.9	654.9
Fixed maturities, Total, Fair value	24,846.4	29,293.6
Fixed maturities, Total, Gross unrealized losses	$ 3,058.6	$ 4,530.0
Available-for-sale Securities, Continuous Unrealized Loss Position, Qualitative Disclosure
Available-for-sale Securities in Unrealized Loss Positions, Average Price, Twelve Months or Longer (percent of carrying value to amortized cost)	88.00%	80.00%
Residential mortgage-backed pass-through securities
Gross Unrealized Losses for Fixed Maturities
Fixed maturities, Less than twelve months, Fair value	$ 472.9	$ 1,201.7
Fixed maturities, Less than twelve months, Gross unrealized losses	2.9	97.6
Fixed maturities, Greater than or equal to twelve months, Fair value	1,275.6	574.8
Fixed maturities, Greater than or equal to twelve months, Gross unrealized losses	157.7	104.7
Fixed maturities, Total, Fair value	1,748.5	1,776.5
Fixed maturities, Total, Gross unrealized losses	160.6	202.3
Commercial mortgage-backed securities
Gross Unrealized Losses for Fixed Maturities
Fixed maturities, Less than twelve months, Fair value	280.3	3,622.3
Fixed maturities, Less than twelve months, Gross unrealized losses	4.1	480.7
Fixed maturities, Greater than or equal to twelve months, Fair value	4,160.3	1,113.9
Fixed maturities, Greater than or equal to twelve months, Gross unrealized losses	645.6	220.9
Fixed maturities, Total, Fair value	4,440.6	4,736.2
Fixed maturities, Total, Gross unrealized losses	$ 649.7	$ 701.6
Available-for-sale Securities, Continuous Unrealized Loss Position, Qualitative Disclosure
Available-for-sale Securities in Unrealized Loss Positions, Average Price, Twelve Months or Longer (percent of carrying value to amortized cost)	87.00%	83.00%
Collateralized mortgage obligation security
Available-for-sale Securities, Continuous Unrealized Loss Position, Qualitative Disclosure
Available-for-sale Securities in Unrealized Loss Positions, Average Price, Twelve Months or Longer (percent of carrying value to amortized cost)	85.00%	81.00%
Collateralized debt obligations
Gross Unrealized Losses for Fixed Maturities
Fixed maturities, Less than twelve months, Fair value	$ 404.8	$ 2,830.1
Fixed maturities, Less than twelve months, Gross unrealized losses	1.5	88.8
Fixed maturities, Greater than or equal to twelve months, Fair value	2,296.3	1,327.2
Fixed maturities, Greater than or equal to twelve months, Gross unrealized losses	25.3	54.4
Fixed maturities, Total, Fair value	2,701.1	4,157.3
Fixed maturities, Total, Gross unrealized losses	26.8	143.2
Other debt obligations
Gross Unrealized Losses for Fixed Maturities
Fixed maturities, Less than twelve months, Fair value	1,183.7	3,412.6
Fixed maturities, Less than twelve months, Gross unrealized losses	18.5	290.7
Fixed maturities, Greater than or equal to twelve months, Fair value	4,386.0	2,266.7
Fixed maturities, Greater than or equal to twelve months, Gross unrealized losses	584.2	434.4
Fixed maturities, Total, Fair value	5,569.7	5,679.3
Fixed maturities, Total, Gross unrealized losses	$ 602.7	$ 725.1